CONTRACT ASSETS (Details) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
CONTRACT ASSETS
Deferred costs	$ 251,611	$ 0
Estimated earnings	0	0
Deferred costs and estimated earnings	251,611	0
Add: billings to date	60,300	0
Deferred costs and costs and estimated earnings in excess of related billings on uncompleted contracts	$ 311,911	$ 0